Annual Total Returns (Vanguard Structured Broad Market Fund - Institutional Plus Shares Institutional) (Vanguard Structured Broad Market Fund, Vanguard Structured Broad Market Fund - Institutional Plus Shares)
12 Months Ended
Sep. 30, 2013
Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Annual Total Return
2013	36.45%
2012	17.28%
2011	4.45%
2010	15.71%
2009	25.29%
2008	(38.33%)
2007	3.60%
2006	16.27%
2005	7.50%